STATEMENT OF STOCKHOLDERS EQUITY (DEFICIT) (UNAUDITED) - USD ($)	Total	Number of Common Shares	Additional Paid-In-Capital	Retained Earnings (Accumulated Deficit)
Balance, shares at Feb. 28, 2022		6,570,000
Balance, amount at Feb. 28, 2022	$ 19,677	$ 6,570	$ 29,830	$ (16,723)
Net loss	(8,344)	0	0	(8,344)
Balance, amount at May. 31, 2022	11,333	$ 6,570	29,830	(25,067)
Balance, shares at May. 31, 2022		6,570,000
Balance, shares at Feb. 28, 2023		6,570,000
Balance, amount at Feb. 28, 2023	2,008	$ 6,570	29,830	(34,392)
Net loss	(11,593)			(11,593)
Balance, amount at May. 31, 2023	$ (9,585)	$ 6,570	$ 29,830	$ (45,985)
Balance, shares at May. 31, 2023		6,570,000